Carrying Amount of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross amount	$ 529,020	$ 520,693	$ 516,897
Accumulated amortization	(144,645)	(117,523)	(67,983)
Net carrying amount	384,375	403,170	448,914
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life in years	14 years	14 years	14 years
Gross amount	314,093	313,726	313,543
Accumulated amortization	(61,975)	(50,769)	(28,372)
Net carrying amount	252,118	262,957	285,171
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Gross amount	39,950	39,950	39,950
Accumulated amortization	(9,526)	(7,794)	(4,330)
Net carrying amount	30,424	32,156	35,620
Trademarks | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life in years	10 years	10 years	10 years
Trademarks | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life in years	15 years	15 years	15 years
Software packages
Acquired Finite-Lived Intangible Assets [Line Items]
Gross amount	118,438	110,478	106,865
Accumulated amortization	(62,779)	(50,479)	(30,569)
Net carrying amount	55,659	59,999	76,296
Software packages | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life in years	3 years	3 years	3 years
Software packages | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life in years	5 years	5 years	5 years
Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life in years	15 years	15 years	15 years
Gross amount	56,539	56,539	56,539
Accumulated amortization	(10,365)	(8,481)	(4,712)
Net carrying amount	$ 46,174	$ 48,058	$ 51,827